Retirement Benefit Plans - Fair Value of U.S. and Puerto Rico Pension Plan Assets (Detail) - United States [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	$ 484.1	$ 444.0	$ 433.8
Fair Value Measurements at Reporting Date Using: Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	7.0	7.8
Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	477.1	436.2
Cash and Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	7.0	7.8
Cash and Cash Equivalents [Member] | Fair Value Measurements at Reporting Date Using: Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	7.0	7.8
Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	209.6	225.8
Equity Securities [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	209.6	225.8
Fixed Income Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	267.5	210.4
Fixed Income Debt Securities [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	$ 267.5	$ 210.4